Reverse Recapitalization and Acquisitions of Subsidiaries - Schedule of Reconciliation of Reverse Recapitalization (Details) ¥ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2025 JPY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 JPY (¥)	Mar. 31, 2023 JPY (¥)
Schedule of reconciliation of reverse recapitalization [Abstract]
Cash-trust and cash, net of redemptions		¥ 4,780	$ 4,780
Less: Ghisallo Non-Redemption Agreement		(1,593)	(1,593)
Less: transaction costs and professional fees, paid at closing		(2,982)	(2,982)
Proceeds from Reverse Recapitalization, net of Non-Redemption Agreement, transaction costs and professional fees		205	205
Less: warrant liabilities			(1,837)
Less: promissory note – related party			(128)
Less: excise tax payable			(305)
Less: income tax payable			(60)
Less: accounts payable and accrued expenses			(17)
Less: Other financial liabilities	[1]		(189)
Add: Listing expense		¥ 13,714	13,714
Issuance of shares in Reverse Recapitalization, net			11,383
Total market capitalization attributable to Thunder Bridge stockholders			13,165
Less: Additional paid-in capital transferred over when transferring net liabilities from CCG, under common control			(189)
Less: Ordinary Shares			(15)
Plus: Treasury shares			4
Additional paid-in capital from Reverse Recapitalization, net			$ 11,372

[1]	Other financial liabilities include expenses incurred by Coincheck Parent prior to the Reverse Recapitalization and recorded at their carrying values as a common control transaction